Annual Total Returns- PIMCO Global Managed Asset Allocation Portfolio (Administrative Class) [BarChart] - Administrative Class - PIMCO Global Managed Asset Allocation Portfolio - Administrative	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.73%)	8.87%	(7.87%)	4.70%	(0.14%)	4.04%	14.08%	(5.46%)	17.06%	16.83%